Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ 38,878	$ 5,637	¥ (386,297)	¥ (412,783)
Adjustments to reconcile net income/(loss) to net cash generated from operating activities:
Depreciation and amortization	28,802	4,176	37,881	55,950
Amortization of operating lease right-of-use assets	9,281	1,346	72,471	125,468
Realized gain on exchange of digital assets	1,880	273
Gains on short-term investments				(495)
Net gain on disposal of property and equipment	(26,666)	(3,866)	(318)	(3,001)
Impairment losses on cryptocurrency assets	22	3
Impairment loss of goodwill			81,605	27,591
Provision for impairment loss of account receivables and other receivables	11,395	1,652	7,240	23,944
Equity loss/(income) on equity method investments	(3,534)	(512)	149	1,532
Deferred income tax (benefit)/expense	406	59	(20,650)	(2,786)
Loss on disposal and closure of subsidiaries and branches	18,199	2,639	37,829	31,884
Warrant financing			2,404	41,118
Share-based compensation expenses	5,854	849	23,334	52,256
Gains on disposal of subsidiaries and VIEs	(74,728)	(10,835)
Changes in operating assets and liabilities, net of effect of acquisitions and disposals of subsidiaries:
Decrease in contract assets	1,478	214	871	1,630
Increase in accounts receivable	(71,216)	(10,325)	(24,576)	(22,125)
Decrease in other contract costs	18,781	2,723	13,051	7,761
(Increase)/decrease in prepayments and other current assets	(6,684)	(969)	(24,225)	5,849
Decrease in other non-current assets	10,204	1,479	14,500	21,681
Change of digital assets	(2,528)	(367)
Increase/(decrease) in accounts payable	22,684	3,289	(849)	1,274
Decrease in deferred revenue	(86,996)	(12,613)	(140,309)	(79,954)
Decrease in salary and welfare payable	(17,996)	(2,609)	(24,880)	(6,530)
Decrease in financial liabilities from contracts with customers	(70,136)	(10,169)	(46,629)	(105,534)
Decrease in accrued expenses and other payables	(12,751)	(1,849)	(11,027)	(7,031)
(Increase)/decrease in prepaid tax	236	34	(19)	(1,315)
Decrease in operating lease liabilities	(9,060)	(1,314)	(71,206)	(107,007)
Increase in income taxes payable	68	9	347	7,405
Net cash flow used in operating activities	(214,127)	(31,046)	(459,303)	(343,218)
Cash flows from investing activities:
Purchases of property and equipment	(61,212)	(8,875)	(73,050)	(25,652)
Disposal of subsidiaries and VIEs	(17,476)	(2,534)
Payment for investment in associate	(12,407)	(1,799)
Proceeds from disposal of property and equipment	73,143	10,605	438	22,749
Advances to related parties	(1,336)	(194)	(44,198)	(10,219)
Repayment of advances to related parties	3,041	441	44,867	11,947
Purchase of short-term investments				(42,001)
Proceeds from maturities of short-term investments				42,496
Net cash used in investing activities	(16,247)	(2,356)	(71,943)	(680)
Cash flows from financing activities:
Advances from related parties	28,021	4,063	97,478	63,664
Repayment of advances from related parties	(19,104)	(2,770)	(105,912)	(14,323)
Proceeds from Short term loans	7,177	1,041	27,000	185,000
Repayment of Short term loans	(7,179)	(1,041)	(154,900)	(143,100)
Reserves recapitalization			744,351	216,172
Proceeds from issuance of ordinary shares for private placement	44,548	6,459
Payment for offering expenses				(14,773)
Net cash generated from financing activities	53,463	7,752	608,017	292,640
Net increase/(decrease) in cash and cash equivalents and restricted cash	(176,911)	(25,650)	76,771	(51,258)
Cash and cash equivalents and restricted cash at the beginning of the year	177,244	25,698	100,473	151,731
Cash and cash equivalents and restricted cash at the end of the year	333	48	177,244	100,473
Supplemental disclosure of cash flow information:
Interest paid	161	23	2,400	5,171
Income tax paid	720	104	105	279
Supplemental disclosure of cash and cash equivalents and restricted cash:
Cash and cash equivalents	333		168,404	90,115
Restricted cash			8,840	10,358
Total cash, cash equivalents, and restricted cash shown in the consolidated statement of cash flows	¥ 333	$ 48	¥ 177,244	¥ 100,473